Intangibles And Goodwill (Changes In Carrrying Amount Of Intangibles With Indefinite Useful Lives) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 8,259
Additions		$ 123
Intangible assets and goodwill at end of period	8,277	8,259
Broadcast Rights and Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	5,029	5,029
Additions	0	0
Disposition	0	0
Intangible assets and goodwill at end of period	5,029	5,029
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	280	280
Additions	0	0
Disposition	0	0
Intangible assets and goodwill at end of period	280	280
Wireless Spectrum Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,445	1,953
Additions	0	492
Disposition	0	0
Intangible assets and goodwill at end of period	$ 2,445	$ 2,445